Collection Period Ended
31-Aug-2013
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
0.00
0.000000
10,141,051.06
0.733852
10,141,051.06
Interest & Principal
Payment
0.00
0.00
0.00
10,247,892.09
$10,247,892.09
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Dates
Collection Period No.
40
Collection Period (from... to)
1-Aug-2013
31-Aug-2013
Determination Date
12-Sep-2013
Record Date
13-Sep-2013
Distribution Date
16-Sep-2013
Interest Period of the Class A-1 Notes (from... to)
15-Aug-2013
16-Sep-2013            Actual/360 Days
32
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Aug-2013
15-Sep-2013
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
280,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
220,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
425,000,000.00
0.00
0.00
0.000000
Class A-4 Notes
67,820,000.00
59,910,860.70
49,769,809.64
149.528916
Total Note Balance
992,820,000.00
59,910,860.70
49,769,809.64
Overcollateralization
103,010,874.91
54,791,543.75
54,791,543.75
Adjusted Pool Balance
1,095,830,874.91
114,702,404.45
104,561,353.39
Yield Supplement Overcollateralization Amount
54,176,014.97
4,501,444.39
4,015,974.78
Pool Balance
1,150,006,889.88
119,203,848.84
108,577,328.17
Amount
Percentage
Initial Overcollateralization Amount
103,010,874.91
9.40%
Target Overcollateralization Amount
54,791,543.75
52.40%
Current Overcollateralization Amount
54,791,543.75
52.40%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.309120%
0.00
0.000000
0.000000
Class A-2 Notes
0.700000%
0.00
0.000000
0.000000
Class A-3 Notes
1.420000%
0.00
0.000000
0.000000
Class A-4 Notes
2.140000%
106,841.03
1.575362
151.104277
Total
$106,841.03

Available Funds
Distributions
Principal Collections
10,527,150.68
(1) Total Servicing Fee
99,336.54
Interest Collections
389,895.88
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
18,005.75
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
43,601.20
(3) Interest Distributable Amount Class A Notes
106,841.03
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
69.10
(6) Regular Principal Distributable Amount
10,141,051.06
Available Collections
10,978,722.61
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
10,978,722.61
(9) Excess Collections to Certificateholders
631,493.98
Total Distribution
10,978,722.61
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
99,336.54
99,336.54
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
106,841.03
106,841.03
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
106,841.03
106,841.03
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
10,141,051.06
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
106,841.03
106,841.03
0.00
0.00
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
10,141,051.06
Aggregate Principal Distributable Amount
10,141,051.06
10,141,051.06

Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
2,739,577.19
Reserve Fund Amount - Beginning Balance
2,739,577.19
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
14.18
minus Net Investment Earnings
14.18
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
2,739,577.19
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
14.18
Net Investment Earnings on the Collection Account
54.92
Investment Earnings for the Collection Period
69.10
Notice to Investors
Mercedes-Benz Financial Services USA LLC, as Servicer, has elected to exercise its option under Section 8.01 of the Sale and Servicing Agreement to purchase the Trust Estate (other than the
Accounts) immediately after giving effect to the monthly payment of principal and interest on September 16, 2013 (the "Redemption Date") and has deposited $49,769,809.64 into the note payment account to redeem the balance of the Class A-4 Notes. Therefore, pursuant to Section 10.1 of the Indenture, the Notes will be redeemed on the Redemption Date.

Pool Statistics
Pool Data
Amount
Number of Receivables
0.00
Cutoff Date Pool Balance
1,150,006,889.88
38,540
Pool Balance beginning of Collection Period
119,203,848.84
12,128
Principal Gross Losses
99,369.99
Pool Balance end of Collection Period
108,577,328.17
11,615
Principal Collections
7,464,202.91
Principal Collections attributable to Full Pay-offs
3,062,947.77
Principal Purchase Amounts
Pool Factor
9.44%
As of Cutoff Date
Current
Weighted Average APR
4.06%
3.89%
Weighted Average Number of Remaining Payments
50.23
16.74
Weighted Average Seasoning (months)
11.89
49.45
Delinquency Profile *
Amount
Number of Receivables
Percentage
Current
106,974,992.73
11,475
98.52%
31-60 Days Delinquent
1,184,881.45
101
1.09%
61-90 Days Delinquent
265,757.10
23
0.24%
17,612.12
91-120 Days Delinquent
151,696.89
16
0.14%
Total
108,577,328.17
11,615
100.00%
Principal Net Losses
38,563.63
Cumulative Principal Net Losses
4,321,205.76
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
99,369.99
Principal Net Liquidation Proceeds
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.376%
Principal Recoveries
43,194.24